INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The tax effects of the temporary differences between reportable financial statement income (loss) and taxable income (loss) are recognized as deferred tax assets and liabilities.

	Year Ended
	December 31,
	2015	2014
Tax expense (benefit) at the statutory rate	$(568,852)	$(513,616)
State income taxes, net of federal income tax benefit	(60,733)	(54,837)
Non-deductible expenses	2,135	2,178
Change in valuation allowance	627,450	566,275
Total	$—	$—

Schedule of Deferred Tax Assets and Liabilities

The tax effect of significant components of the Company's deferred tax assets and liabilities at December 31, 2015 and 2014, are as follows:

	Year Ended
	December 31,
	2015	2014
Deferred tax assets:
Net operating loss carryforward	$2,042,006	$1,623,458
Amortization	27,348	51,944
Stock option expense	373,456	68,477
Total gross deferred tax assets	2,442,810	1,743,879
Less: Deferred tax asset valuation allowance	(2,442,810)	(1,743,879)
Total net deferred tax assets	$—	$—